Capital Leases Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital Leases Payable [Abstract]
Capital Leases Payable

Note 9 – Capital Leases Payable

Capital lease obligation consisted of the following:

		September 30, 2018	December 31, 2017

(i)	Capital lease obligation to a financing company for a term of five (5) years, collateralized by equipment, with interest at 10.0% per annum, with principal and interest due and payable in monthly installments of $383.10	$4,732	$4,732

	Less current maturities	(4,732)	(4,732)

	Capital lease obligation, net of current maturities	-	-

	Total Capital Lease Obligation	$4,732	$4,732

The capital leases mature as follows:

2018:		$4,732	$4,732

Note 9 – Capital Leases Payable

Capital lease obligation consisted of the following:

		December 31, 2017	December 31, 2016

(i)	Capital lease obligation to a financing company for a term of five (5) years, collateralized by equipment, with interest at 10.0% per annum, with principal and interest due and payable in monthly installments of $383.10	$4,732	$4,732

	Less current maturities	(4,732)	(3,524)

	Capital lease obligation, net of current maturities	-	1,208

	TOTAL CAPITAL LEASE OBLIGATION	$4,732	$4,732

The capital leases mature as follows:

2017:	$-	$3,524
2018:	4,732	$1,208